Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 93	$ 93
Less – accumulated depreciation	(58)	(37)
Property and equipment, net	$ 35	$ 56
Annual depreciation expenses	2100000.00%	1700000.00%
Computers and Electronics Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 45	$ 45
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 19	19
Annual depreciation expenses	15.00%
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10	10
Annual depreciation expenses	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 19	$ 19
Annual depreciation expenses	10.00%